STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash used in: OPERATING ACTIVITIES
Net loss for the year	$ (282,798)	$ (244,437)	$ (191,975)
Non-cash items included in net loss
Accrued interest expense	41,422	62,196	32,593
Changes in working capital related to operating activities
Prepaid expenses	(423)	747	(647)
Trade and accrued payables	(7,285)	24,558	1,687
Net cash used in operating activities	(249,084)	(156,936)	(158,162)
FINANCING ACTIVITY
Loan from PXP Energy Corporation	260,950	155,286	356,500
Share issuance costs PXP Loan settlement	(2,758)	0	0
Net cash provided by financing activity	258,192	155,286	356,500
INVESTING ACTIVITY
Loan to Forum Energy Limited	0	0	(204,000)
Net cash provided by (used in) investing activity	0	0	(204,000)
Net decrease in cash	9,108	(1,650)	(5,662)
Cash - beginning of the year	5,756	7,406	13,068
Cash - end of the year	14,864	5,756	7,406
Non-cash transactions in investing and financing activities:
Shares issues to for settlement of PXP Loan	$ 1,157,761	$ 0	$ 0